Other Non-Current Assets (Details) - Disclosure of other non-current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Non-Current Assets (Details) - Disclosure of other non-current assets [Line Items]
Prepaid pension	$ 659,071	$ 707,391
Prepaid Pension (Member)
Other Non-Current Assets (Details) - Disclosure of other non-current assets [Line Items]
Prepaid pension	381,452	411,854
Guarantee Deposit (Member)
Other Non-Current Assets (Details) - Disclosure of other non-current assets [Line Items]
Prepaid pension	221,002	221,370
Other(Member)
Other Non-Current Assets (Details) - Disclosure of other non-current assets [Line Items]
Prepaid pension	$ 56,617	$ 74,167